Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements Of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (186,284)	$ 16,248	$ (16,635)
Other comprehensive (loss) income, net of tax:
Foreign currency translation gains (losses)	10,918	(2,487)	(7,896)
Unrealized gains on cash flow hedges	1,170
Reclassification of ineffective hedge gains to net income	(1,170)
Unrealized losses on investments	(90)	(37)	(113)
Total other comprehensive income (loss), net of tax	10,828	(2,524)	(8,009)
Comprehensive (loss) income	$ (175,456)	$ 13,724	$ (24,644)